Commitments and Contingencies (table)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

thousands	Operating Leases

2013	$235
2014	169
2015	169
2016	169
2017	169
Thereafter	42
Total	$953